Note 5 - Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,036,744	354,449
Preferred Stock 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	79,246